Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share Disclosure [Abstract]
Earnings Per Share
Earnings Per Share

Basic earnings per common share is computed by dividing net income less accumulated preferred stock dividends by the weighted average number of common shares outstanding. Shares issued and treasury shares repurchased during the year are weighted for the portion of the year that they were outstanding. Diluted earnings per share is computed in a manner consistent with that of basic earnings per share while giving effect to all potentially dilutive common shares that were outstanding during the period. Share borrowed under the SLA (see Note 15, Capital Structure) were not treated as outstanding for earnings per share purposes.

Dilutive effect for equity compensation — The outstanding non-qualified stock options, non-vested restricted stock units, deferred stock units and performance units are not considered outstanding for purposes of computing basic earnings per share. However, these instruments are included in the denominator for purposes of computing diluted earnings per share under the treasury stock method.

Dilutive effect for other equity instruments — Prior to their conversion, NRG's 4% and 5.75% Preferred Stock were not considered outstanding for purposes of computing basic earnings per share. However, these instruments were considered for inclusion in the denominator for purposes of computing diluted earnings per share under the if-converted method. The if-converted method is also used to determine the dilutive effect of embedded derivatives in the Company's 3.625% Preferred Stock.

The reconciliation of NRG's basic earnings per share to diluted earnings per share is shown in the following table:

	Year Ended December 31,
	2011	2010	2009
	(In millions, except per share amounts)
Basic earnings per share attributable to NRG common stockholders
Numerator:
Net income attributable to NRG Energy, Inc.	$197	$477	$942
Preferred stock dividends	(9)	(9)	(33)
Net income attributable to NRG Energy, Inc. available to common stockholders	$188	$468	$909
Denominator:
Weighted average number of common shares outstanding	240	252	246
Basic earnings per share:
Net income attributable to NRG Energy, Inc.	$0.78	$1.86	$3.70
Diluted earnings per share attributable to NRG common stockholders
Numerator:
Net income attributable to NRG Energy, Inc.	$188	$468	$909
Add preferred stock dividends for dilutive preferred stock	—	—	23
Net income attributable to NRG Energy, Inc. available to common stockholders	$188	$468	$932
Denominator:
Weighted average number of common shares outstanding	240	252	246
Incremental shares attributable to the issuance of equity compensation (treasury stock method)	1	1	1
Incremental shares attributable to the assumed conversion features of outstanding preferred stock (if-converted method)	—	1	24
Total dilutive shares	241	254	271
Diluted earnings per share:
Net income attributable to NRG Energy, Inc.	$0.78	$1.84	$3.44

The following table summarizes NRG's outstanding equity instruments that are anti-dilutive and were not included in the computation of the Company's diluted earnings per share:

	Year Ended December 31,
	2011	2010	2009
	(In millions of shares)
Equity compensation — NQSOs and PUs	7	6	6
Embedded derivative of 3.625% redeemable perpetual preferred stock	16	16	16
Total	23	22	22